Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Leases

6. Leases

The Company leases its office and manufacturing facility under a 64-month operating lease expiring April 30, 2024. The lease includes rent escalations and chargebacks to the Company for build-out costs. The right-of-use asset and lease liability amounts were determined using an 8% discount rate which was the interest rate related to the leasehold improvement obligation.

The operating lease includes a leasehold improvement obligation which bears interest at 8% and matures on April 30, 2024. The balance of this obligation was $66,869 and $96,375 as of September 30, 2022, and December 31, 2021, respectively, and is included in operating lease liabilities in the condensed consolidated balance sheets. Total operating lease expense, which is accounted for in cost of revenue on the condensed consolidated statement of operations, was as follows:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Fixed lease expense	$71,871	$67,692	$208,506	$206,924
Variable lease expense	44,508	44,508	133,524	136,310
Total	$116,379	$112,200	$342,030	$343,234

6. Leases

The Company leases its office and manufacturing facility under a 64-month operating lease expiring April 30, 2024. The lease includes rent escalations and chargebacks to the Company for build-out costs. The right-of-use asset and lease liability amounts were determined using an 8% discount rate which was the interest rate related to the leasehold improvement obligation.

The operating lease includes a leasehold improvement obligation of $190,650 which bears interest at 8% and matures on April 30, 2024. The balance of this obligation was $96,375 and $133,070 as of December 31, 2021 and 2020, respectively, and is included in operating lease liabilities in the balance sheets.

Total operating lease expense, which is accounted for in cost of revenue, was as follows:

	Years ended December 31,
	2021	2020
Fixed lease expense	$275,485	$348,703
Variable lease expense	180,818	192,505
Total	$456,303	$541,208

Future minimum lease payments as of December 31, 2021 were as follows:

2022	$363,551
2023	357,968
2024	120,912
Total lease payments	842,431
Less imputed interest	(21,625)
Total	$820,806